Transactions With Related Parties - Revolving Loans To Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 09, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 18, 2013
Percentage of Navios Partners in Navios Europe		20.00%
Long Term Debt		$ 534,611
Navios Partners
Percentage of Navios Partners in Navios Europe	5.00%
Revolving Credit Facility Maximum Borrowing Capacity		627	925
Initial Investment In Related Party		505
Portion On Revolving Loan		578
Navios Holdings, Navios Acquisition and Navios Partners
Long Term Debt				10,000
Revolving Credit Facility Maximum Borrowing Capacity	$ 24,100	$ 12,540	$ 18,500